Shareholder Report, Line Graph (Details) 194791_RJ Eagle Municipal Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025
RJ Eagle Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000	$ 10,279
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,142